As filed with the Securities and Exchange Commission on November 10, 2016

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 235	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 236

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
☒	on December 10, 2016 pursuant to paragraph (b) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FUNDS

Explanatory Note

This Post-Effective Amendment No. 235 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 10, 2016, the effectiveness of Post-Effective Amendment No. 219 to the Registrant’s Registration Statement on Form N-1A, only as it relates to the Advisor Class shares of the Transamerica Funds series listed below. Post-Effective Amendment No. 219 was filed pursuant to Rule 485(a) under the 1933 Act on May 24, 2016.

Transamerica Capital Growth	Transamerica Intermediate Muni
Transamerica Concentrated Growth	Transamerica International Equity
Transamerica Dividend Focused	Transamerica Large Cap Value
Transamerica Emerging Markets Debt	Transamerica Mid Cap Growth
Transamerica Emerging Markets Equity	Transamerica Mid Cap Value Opportunities
Transamerica Event Driven	Transamerica MLP & Energy Income
Transamerica Flexible Income	Transamerica Multi-Cap Growth
Transamerica Floating Rate	Transamerica Short-Term Bond
Transamerica Global Bond	Transamerica Small Cap Core
Transamerica Global Equity	Transamerica Small Cap Growth
Transamerica Global Long/Short Equity	Transamerica Small Cap Value
Transamerica High Yield Bond	Transamerica Small/Mid Cap Value
Transamerica High Yield Muni	Transamerica Strategic High Income
Transamerica Income & Growth	Transamerica Unconstrained Bond
Transamerica Inflation Opportunities	Transamerica US Growth
Transamerica Intermediate Bond

The effectiveness of the Registration Statement for the Advisor Class shares of the Transamerica Funds listed above was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
221	July 21, 2016	August 20, 2016
225	August 19, 2016	September 18, 2016
228	September 16, 2016	October 16, 2016
232	October 14, 2016	November 13, 2016

This Post-Effective Amendment No. 235 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 219.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 235 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 10th day of November, 2016.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 235 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief	November 10, 2016
	Marijn P. Smit	Executive Officer

	/s/ Sandra N. Bane	Trustee	November 10, 2016
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	November 10, 2016
Leo J. Hill*

	/s/ David W. Jennings	Trustee	November 10, 2016
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	November 10, 2016
Russell A. Kimball, Jr.*

	/s/ Patricia L. Sawyer	Trustee	November 10, 2016
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	November 10, 2016
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	November 10, 2016
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President, Treasurer and Principal	November 10, 2016
	Vincent J. Toner	Financial Officer

*By:	/s/ Tané T. Tyler	Vice President, Associate General	November 10, 2016
	Tané T. Tyler**	Counsel, Chief Legal Officer and
Secretary

**	Attorney-in-fact pursuant to power of attorney previously filed.

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